Derivative Financial Instruments (Notional Amounts Of Derivative Contracts) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Derivative [Line Items]
Notional amounts of derivatives	¥ 1,249,700.0	[1]	¥ 1,147,400.0	[1]
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	1,042,000.0	[1]	962,500.0	[1]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	192,300.0	[1]	169,500.0	[1]
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	3,600.0	[1]	3,100.0	[1]
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	1,800.0	[1]	2,500.0	[1]
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	7,000.0	[1]	7,100.0	[1]
Others [Member]
Derivative [Line Items]
Notional amounts of derivatives	¥ 3,000.0	[1]	¥ 2,700.0	[1]

[1]	Includes both written and purchased position.